Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Advances to suppliers(i)	26,921	33,988
Prepaid VAT	17,429	24,418
Rental deposit, current	13,861	12,280
Staff advances	312	2,207
Prepaid consulting expenses	4,839	1,904
Short-term construction deposits	3,081	1,721
Prepaid short-term rent	8,448	9,778
Interest receivable	653	866
Receivables from third-party payment platform	562	574
Others(ii)	33,107	26,859
Total	109,213	114,595
Less: Allowance for credit losses	(30,498)	(27,020)
Total	78,715	87,575

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.

The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2023 and the year ended December 31, 2022:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Balance at beginning of period	21,059	30,498
Adoption of ASC 326	—	85
Amounts charged to expenses	10,396	3,899
Amounts written off	(850)	(6,512)
Disposal of a subsidiary	(107)	(950)
Balance at end of period	30,498	27,020

Provision for credit losses for prepayment and other current assets for the year ended December 31, 2022 and the six months ended June 30, 2023 were RMB10,396 and RMB3,899, respectively. The effect of adopting ASC 326 was RMB85 credit losses recorded and increased in the opening balance of accumulated deficit.